SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - Murphy Canyon Acquisition Corp [Member]	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
U.S. federal statutory rate			21.00%	21.00%
State taxes, net of federal benefit			0.10%
Change in valuation allowance	162.00%	964.00%	27.36%
Income tax provision			48.46%